Share-based payments	12 Months Ended
Dec. 31, 2020
Share-based payments
Share based payments

26          Share‑based payments

For the purpose of share incentive scheme, Xin Ding Heng was set up in 2017 as a special purpose vehicle to indirectly hold 66,171,600 ordinary shares of the Company. As the Company has the power to govern the relevant activities of Xin Ding Heng and can derive benefits from the services to be rendered by the grantees, the directors of the Company consider that it is appropriate to consolidate Xin Ding Heng. In September 2020, the Company purchased at par value of the 66,171,600 ordinary shares indirectly held by Xin Ding Heng and deposited these shares to the depositary of its ADS program. The aggregate consideration of RMB88,280,000 for 66,171,600 shares is recognized as “shares held for share option scheme” before the respective shares are effectively transferred to guarantees under share incentive scheme.

On November 7, 2017, equity‑settled share‑based compensation plan (“the Share Option Scheme”) was set up with the objective to recognize and reward the contribution of eligible directors, employees and other persons (collectively, the “Grantees”) for the growth and development of the Group. On September 10, 2019, the Board of Directors of the company approved to amend and restate the equity-settled share-based compensation plan to supplement the Share Option Scheme with performance-based shares to grant (“the Restricted Share Units Scheme”). The 66,171,600 shares reserved for share incentive scheme comprise the options previously granted under Share Option Scheme and the remaining shares for grant under the Restricted Share Units Scheme. Both the Share Option Scheme and the Restricted Share Units Scheme are valid and effective for 10 years from the grant date.

Share-based compensation expenses for the years ended December 31, 2018, 2019 and 2020 were allocated as follows:

	For the year ended
	December31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
—Cost of revenue	—	2,294	6,904
—Research and development expenses	—	29,206	26,635
—Selling and marketing expenses	—	25,916	21,049
—General and administrative expenses	7,751	18,948	35,064
Total	7,751	76,364	89,652

Value of employee's services (Note 7)	7,751	62,315	74,980
Value of non-employee's services	—	14,049	14,672
Total	7,751	76,364	89,652

(a)          Share Option Scheme

On November 7, 2017 and November 8, 2018 and June 1, 2019, 19,515,600 and 8,597,400 and 2,431,000 share options were granted to Grantees, respectively, which were recognized under equity of the Group.

Subject to the Grantee continuing to be a service provider, 100% of these options will be vested over 4 years upon fulfilling the non‑market performance conditions prescribed in the grantee agreement.

The exercisable period of options starts no earlier than 12 months after the Company successfully completes an initial public offering and the Company’s shares get listed in the stock exchange (“IPO and Listing”) and no later than 8 years from the grant date. The vesting date is determined by the Board of Directors of the Company.

Movements in the number of share options granted to employees are as follows:

	Number of share options
	For the year ended
	December 31,
	2018	2019	2020
At the beginning of the year	19,515,600	24,541,500	24,470,325
Granted	8,597,400	2,431,000	—
Forfeited	(3,571,500)	(2,502,175)	(5,010,331)
At the end of the year	24,541,500	24,470,325	19,459,994

For the outstanding share options, the weighted‑average exercise price was RMB21.13 and RMB20.12 per share and the weighted‑average remaining contractual life was 6.29 and 5.26 years, respectively, as of December 31, 2019 and 2020, respectively.

Share options outstanding at the balance sheet dates have the following expiry dates and exercise prices.

						Number of
						share options
	Expiry	Exercise		Fair value		At December 31,
Grant Year	Year	price		of options		2019	2020
2017	2027	RMB	1.33	RMB	0.62	2,900,900	2,457,563
2017	2027	RMB	2.00	RMB	0.52	12,169,225	9,917,653
2018	2028	RMB	52.00	RMB	26.00	7,219,200	5,681,108
2019	2029	RMB	52.00	RMB	23.42	2,181,000	1,403,670
						24,470,325	19,459,994

The Company have used the discounted cash flow method to determine the underlying equity fair value of the Company to determine the fair value of the underlying ordinary share before its IPO. Key assumptions, such as discount rate and projections of future performance, are required to be determined by the Company with best estimate.

Based on fair value of the underlying ordinary share, the Company have used Binomial option‑pricing model to determine the fair value of the share option as at the grant date. Key assumptions are set as below:

	November 7,	November 8,	June 1,
Date of grant	2017	2018	2019
Discount rate	24.0%	17.0%	17.0%
Risk‑free interest rate	4.0%	4.0%	3.0%
Volatility	52.0%	51.0%	46.0%
Dividend yield	0.0%	0.0%	0.0%

The Binomial Model requires the input of highly subjective assumptions. The risk‑free rate for periods within the contractual life of the option is based on the China Treasury yield curve in effect at the time of grant. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected life of the options. The Company estimates the volatility of its ordinary shares at the date of grant based on the historical volatility of similar U.S. public companies for a period equal to the expected life preceding the grant date.

(b)          Restricted Share Units Scheme

On September 10, 2019, January 2, 2020, April 2, 2020 and July 2, 2020, the Company granted 2,377,000, 192,000,  200,000 and 78,000 restricted share units to Grantees pursuant to the Restricted Share Unit Scheme at the grant date fair value of RMB35.22, RMB16.18,  RMB16.98 and RMB38.67 for each restricted share unit, respectively.

Subject to the Grantee continuing to be a service provider, 100% of these restricted share units will be vested over 4 years upon fulfilling the service conditions and non-market performance conditions prescribed in the grantee agreement. The restricted shares should be vested no earlier than 180 days after the Company’s IPO and listing.

Movements in the number of restricted share units granted to employees are as follows:

	Number of restricted share units
	For the year ended December 31,
	2019	2020

At the beginning of the year	—	2,306,000
Granted	2,377,000	470,000
Vested	—	(424,256)
Forfeited	(71,000)	(600,042)
At the end of the year	2,306,000	1,751,702

The Company have used the discounted cash flow method to determine the underlying equity fair value of the Company to determine the fair value of the underlying ordinary share before its IPO. Key assumptions, such as discount rate and projections of future performance, are required to be determined by the Company with best estimate.

Based on fair value of the underlying ordinary share, the Company have used Monte Carlo method to determine the fair value of the restricted share units as at the grant date. Key assumptions are set as below:

Date of grant	September 10, 2019	January 2,2020	April 2, 2020	July 2, 2020
Discount rate	15.0%	Not applicable	Not applicable	Not applicable
Risk-free interest rate	3.0%	3.0%	2.0%	3.0%
Volatility	44.0%	43.0%	46.0%	49.0%
Dividend yield	0.0%	0.0%	0.0%	0.0%

The Monte Carlo method requires the input of highly subjective assumptions. The risk-free rate for periods within the contractual life of the restricted share units is based on the China Treasury yield curve in effect at the time of grant. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected life of the restricted share units. The Company estimates the volatility of its ordinary shares at the date of grant based on the historical volatility of similar US public companies for a period equal to the expected life preceding the grant date.